UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06499

Name of Fund: BlackRock MuniYield California Fund, Inc. (MYC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield California Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 04/30/2013

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2013 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds
California — 93.0%
Corporate — 0.3%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$975	$1,173,110
County/City/Special District/School District — 34.1%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,895,960
Chabot-Las Positas Community College District, GO, CAB, Series C (AMBAC), 5.10%, 8/01/44 (a)	10,205	2,119,170
Chaffey Joint Union High School District, GO, Election 2012, Election 2012, Series A, 5.00%, 8/01/37	6,420	7,508,704
Chaffey Junction Union High School District, GO, Election 2012, Series A, 5.00%, 8/01/33	4,365	5,155,763
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,008,420
City of San Jose California, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,862,046
6.50%, 5/01/42	1,860	2,265,406
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/32	9,620	10,934,284
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/40	2,000	2,468,440
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	7,185	8,648,369
Los Angeles Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,215	1,437,977
6.00%, 9/01/34	2,475	2,988,736
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,275	4,989,139
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,751,600
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	8,374,635
Orange County Sanitation District, COP (NPFGC), 5.00%, 8/01/13 (b)	8,700	8,802,225
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,925,887
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	4,100	4,763,790

	Par (000)	Value
Municipal Bonds
California (continued)
County/City/Special District/School District (concluded)
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	$6,050	$6,852,351
Santa Clara County Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,000	18,335,680
Westminster Redevelopment Agency California, Tax Allocation Bonds, Subordinate, Commercial Redevelopment Project No. 1 (AGC), 6.25%, 11/01/39	1,250	1,492,862
William S. Hart Union High School District, GO, CAB, Refunding, Series B (AGM) (a):
4.58%, 8/01/34	10,850	4,153,054
4.69%, 8/01/35	9,700	3,464,937
		125,199,435
Education — 4.4%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,974,025
San Francisco University, 6.13%, 10/01/36	1,495	1,848,119
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,500	3,036,725
University of California, Refunding RB:
Limited Project, Series G, 5.00%, 5/15/42	2,000	2,277,320
Series A, 5.00%, 5/15/36	5,000	5,875,650
		16,011,839
Health — 17.4%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	2,000	2,133,980
Series A, 6.00%, 8/01/30	2,270	2,777,481
California Health Facilities Financing Authority, RB:
Children's Hospital, Series A, 5.25%, 11/01/41	5,000	5,557,100
Sutter Health, Series B, 6.00%, 8/15/42	7,530	9,314,987
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	12,008,100
Providence Health, 6.50%, 10/01/38	3,625	4,387,265

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2013	1

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds
California (continued)
Health (concluded)
California Statewide Communities Development Authority, RB:
Kaiser Permanente, Series A, 5.00%, 4/01/42	$15,850	$17,593,500
Sutter Health, Series A, 6.00%, 8/15/42	7,995	9,890,215
		63,662,628
Housing — 1.0%
Santa Clara County Housing Authority California, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,503,255
State — 13.0%
California State Public Works Board, RB:
Department of Developmental Services, Porterville, Series C, 6.25%, 4/01/34	1,385	1,681,196
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	12,276,000
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	262,646
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	4,400	5,461,720
State of California, GO, Various Purpose:
6.00%, 4/01/38	20,000	23,999,400
6.00%, 11/01/39	3,250	3,948,360
		47,629,322
Transportation — 9.4%
Bay Area Toll Authority, RB, San Francisco Bay Area, 1.12%, 4/01/45 (c)	4,400	4,400,308
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,139,660
5.75%, 3/01/34	1,000	1,154,470
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,675,576
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,460,830
County of Sacramento California, ARB:
Airport System Subordinate, PFC/Grant, Series D, 6.00%, 7/01/35	3,000	3,539,640
Senior Series B, 5.75%, 7/01/39	900	1,053,378
San Diego County Regional Airport Authority, RB, Senior, Series B, AMT, 5.00%, 7/01/38	3,250	3,596,482

	Par (000)	Value
Municipal Bonds
California (concluded)
Transportation (concluded)
San Francisco City & County Airports Commission, RB, Series E, 6.00%, 5/01/39	$5,065	$6,101,755
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,050	5,570,655
San Joaquin County Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,400	2,965,440
		34,658,194
Utilities — 13.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	4,000	4,812,760
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/32	3,000	3,467,340
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,256,603
City of Sacramento Water, RB:
5.00%, 9/01/38	2,000	2,329,940
5.00%, 9/01/42	2,000	2,314,620
City of San Francisco California Public Utilities Water Commission, RB, 5.00%, 11/01/35	3,000	3,477,990
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,970,211
Eastern Municipal Water District California, COP, Series H, 5.00%, 7/01/35	8,420	9,502,981
Los Angeles Department of Water & Power, Refunding RB, System, Series A, 5.25%, 7/01/39	4,000	4,648,040
Sacramento Municipal Utility District, RB, Series A, 5.00%, 8/15/37 (d)	3,630	4,195,481
San Diego County Water Authority, Refunding, COP, Series A, (ACM) 5.00%, 5/01/33	1,000	1,131,300
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/34	3,910	4,542,325
San Francisco City & County Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,295	2,644,552
		49,294,143
Total Municipal Bonds – 93.0%		341,131,926

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2013	2

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)
	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
California — 66.0%
County/City/Special District/School District — 29.4%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	$9,870	$11,147,770
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,000	5,622,950
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/33	14,850	16,950,384
Election of 2003, Series E (AGM), 5.00%, 8/01/31	10,002	11,095,762
Election of 2008, Series C, 5.25%, 8/01/39 (f)	9,680	11,651,816
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/33	3,828	4,739,248
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	9,257,772
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC):
5.00%, 7/01/30	6,000	6,473,340
5.00%, 7/01/34	5,439	5,867,548
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	17,471,485
Sonoma County Junior College District, GO, Election of 2002, Series B (AGM), 5.00%, 8/01/28	6,875	7,475,367
		107,753,442
Education — 13.9%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39 (f)	13,845	16,086,921
Peralta Community College District, GO, Election of 2000, Series D (AGM), 5.00%, 8/01/30	1,995	2,056,007
University of California, RB:
Series L, 5.00%, 5/15/36	8,500	9,473,675
Series L, 5.00%, 5/15/40	11,597	12,896,260
Series O, 5.75%, 5/15/34	2,805	3,379,642
University of California, Refunding RB, 5.00%, 5/15/37	6,160	7,076,888
		50,969,393

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (e)
California (concluded)
Health — 3.1%
California Health Facilities Financing Authority, RB, Sutter Health, Series A (BHAC), 5.00%, 11/15/42	$10,002	$11,155,945
Transportation — 1.5%
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Senior, Series A, 5.00%, 5/15/40	4,999	5,646,485
Utilities — 18.1%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,396,879
Los Angeles Department of Water & Power, RB Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	16,978,161
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,250	8,055,040
Metropolitan Water District of Southern California, RB:
Series A, 5.00%, 7/01/37	20,000	22,654,200
Series C, 5.00%, 7/01/35	7,145	7,924,277
San Diego County Water Authority, COP, Series A (AGM), 5.00%, 5/01/31	5,010	5,348,926
		66,357,483
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 66.0%		241,882,748
Total Long-Term Investments (Cost – $522,138,670) – 159.0%		583,014,674

	Shares
Short-Term Securities
BIF California Municipal Money Fund, 0.00% (g)(h)	1,044,365	1,044,365
Total Short-Term Securities (Cost – $1,044,365) – 0.3%		1,044,365
Total Investments (Cost - $523,183,035*) – 159.3%		584,059,039
Other Assets Less Liabilities – 0.4%		1,515,831
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (30.8)%		(113,080,297)
VRDP Shares, at Liquidation Value – (28.9)%		(105,900,000)
Net Assets Applicable to Common Shares – 100.0%		$366,594,573

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2013	3

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)
*	As of April 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
	Tax cost	$410,186,779
	Gross unrealized appreciation	$60,964,748
	Gross unrealized depreciation	(117,284)
	Net unrealized appreciation	$60,847,464

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Variable rate security. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Bank Plc	$4,195,481	$36,845

(e)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(f)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from 10/01/16 to 8/01/18, is $14,704,685.
(g)	Investments in issuers considered to be an affiliate of the Fund during the period ended April 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at April 30, 2013	Income
BIF California Municipal Money Fund	3,043,312	(1,998,947)	1,044,365	$11

(h)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts as of April 30, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(200)	10-Year US Treasury Note	Chicago Board of Trade	June 2013	$26,671,875	$(404,975)

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2013	4

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)
•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access
•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of April 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$583,014,674	—	$583,014,674
Short-Term Securities	$1,044,365	—	—	1,044,365
Total	$1,044,365	$583,014,674	—	$584,059,039

1 See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(404,975)	—	—	$(404,975)

2 Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of April 30, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$264,000	—	—	$ 264,000
Liabilities:
TOB trust certificates	—	$(113,024,796)	—	(113,024,796)
VRDP shares	—	(105,900,000)	—	(105,900,000)
Total	$264,000	$(218,924,796)	—	$(218,660,796)

There were no transfers between levels during the period ended April 30, 2013.

BLACKROCK MUNIYIELD CALIFORNIA FUND, INC.	APRIL 30, 2013	5

Item 2 – Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Fund, Inc.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield California Fund, Inc.

Date: June 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield California Fund, Inc.

Date: June 24, 2013

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniYield California Fund, Inc.

Date: June 24, 2013